OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2012
Estimated average burden hours per response 9.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            November 30

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast MLP Focus Fund
Reporting Period:	7/01/2010 to 06/30/2011

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Boardwalk Pipeline Partners, LP	BWP	096627104	4/20/2011	No vote required	N/A	No	N/A	N/A
Magellan Midstream Partners, LP	MMP	559080106	4/27/2011	Election of Board of Directors	Issuer	No	N/A	N/A
Magellan Midstream Partners, LP	MMP	559080106	4/27/2011	Amend Long-Term Incentive Plan	Issuer	No	N/A	N/A
Magellan Midstream Partners, LP	MMP	559080106	4/27/2011	Executive Compensation	Issuer	No	N/A	N/A
Magellan Midstream Partners, LP	MMP	559080106	4/27/2011	Frequency of Vote on Executive Compensation	Issuer	No	N/A	N/A
NuStar Energy LP	NS	67058H102	5/5/2011	Approve 3rd amended 2000 long-term incentive plan	Issuer	Yes	For	With
NuStar Energy LP	NS	67058H102	5/5/2011	KMPG LLP as Registered Accounting Firm for 2011	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/7/2011	Election of Board of Directors	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/7/2011	Ratification of Deloitte & Touche LLP	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/7/2011	Executive Compensation	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/7/2011	Frequency on Future votes of Exec. Comp.	Issuer	Yes	Against	Against

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	July 21, 2011

* Print the name and title of each signing officer under his or her signature.